Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of Effective Tax Rate Differed from Federal Statutory Income Tax Rate

The Company’s effective tax rate differed from the federal statutory income tax rate for the three and six months ended December 31, 2019 and 2018 as follows:

Federal statutory rate	21%
State tax, net of federal tax effect	5.75%
Valuation allowance	-27%
Effective tax rate	0%

The Company’s effective tax rate differed from the federal statutory income tax rate for the year ended June 30, 2019, and the three months ended June 30, 2018, and the year ended March 31,2018 as follows:

Federal statutory rate	21%
State tax, net of federal tax effect	5.75%
Valuation allowance	-27%
Effective tax rate	0%

Schedule of Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities as of December 31, 2019 and June 30, 2019, are summarized as follows:

	December 31, 2019	June 30, 2019
Deferred tax assets	$ 3,886,600	$ 2,980,100
Less valuation allowance	(3,886,600)	(2,980,100)
Deferred tax liabilities	-	-
	-	-

Deferred tax assets	1,128,600	866,300
Less valuation allowance	(1,128,600)	(866,300)
Deferred tax liabilities	-	-
	-	-
Net Deferred Tax Assets	$ -	$ -

The Company’s deferred tax assets and liabilities as of June 30, 2019 and 2018, are summarized as follows:

	June 30, 2019	June 30, 2018
Federal
Deferred tax assets	$ 2,980,100	$ 2,205,200
Less valuation allowance	(2,980,100)	(2,205,200)
Deferred tax liabilities	-	-
	-	-

State
Deferred tax assets	866,300	595,600
Less valuation allowance	(866,300)	(595,600)
Deferred tax liabilities	-	-
	-	-
Net Deferred Tax Assets	$ -	$ -

Schedule of Significant Components of Deferred Tax Assets

The significant components of net deferred tax assets as of December 31, 2019 and June 30, 2019, are as follows:

	December 31, 2019	June 30, 2019
Net operating loss carryforwards	$ 4,974,800	$ 3,826,100
Valuation allowance	(5,015,200)	(3,846,400)
Property and equipment	(23,800)	(7,100)
Inventory allowance	5,400	5,400
Allowance for bad debts	31,600	-
Warranty accrual	27,200	22,000

Net Deferred Tax Assets	$ -	$ -

The significant components of deferred tax assets as of June 30, 2019 and 2018, are as follows:

	June 30, 2019	June 30, 2018
Net operating loss carryforwards	$ 3,811,900	$ 2,727,900
Valuation allowance	(3,846,400)	(2,800,800)
Property and equipment	7,100	72,500
Inventory allowance	5,400	-
Warranty accrual	22,000	400

Net Deferred Tax Assets	$ -	$ -